As filed with the Securities and Exchange Commission on March 4, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1. Report to Stockholders.

ANNUAL REPORT

December 31, 2004

Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Web Site: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

This page intentionally left blank.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund are pleased to present this Annual Report of your Fund.

2004 was a good year.

•	The economy continued to expand at a rate over 4%.
•	Inflation remained under control at approximately 2%.
•	Unemployment continued to decline reaching 5.2% in January 2005.
•	The Fed continued to raise short-term interest rates, as it should.
•	Long-term rates remain near 5%.
•	The elections were held in Afghanistan, Palestine and Iraq (2005) and the U.S.
•	Most of the things we worried about a year ago didn’t happen.

2004 was a good year to ignore “the Market”. You could get very good or poor returns depending on what you owned. Our companies did well; and their stocks did well. We expect this trend to continue. We’re still finding good companies at cheap prices, although not as many and not as cheap as a year ago.

Our best guess is that in 2005:

•	The economy will continue to expand;
•	Inflation will remain under control at 2 - 2-1/2%;
•	Short-term interest rates will continue to rise; and
•	Long-term interest rates (the 30-year U.S. Treasury) will rise a bit to 5%+.
•	Some stocks will do well and others will do poorly.

The challenge is to differentiate among those companies that are best serving their customers in a fashion that provides net income and cash flow. We are spending our time and effort accordingly.

Ronald H. Muhlenkamp
President February, 2005

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed and should not be considered investment advice.
Mutual fund investing involves risk. Principal loss is possible.

1

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Average Annual Total Returns as of December 31, 2004

Muhlenkamp Fund	One Year	Three Year	Five Year	Ten Year	Since Inception*
Return Before Taxes	24.51%	13.87%	15.13%	18.28%	15.04%
Return After Taxes on Distributions**	24.45%	13.85%	14.89%	18.00%	14.66%
Return After Taxes on Distributions
and Sale of Fund Shares**	15.93%	11.99%	13.20%	16.56%	13.71%

S&P 500 Index***	10.88%	3.59%	-2.30%	12.07%	12.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

***
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

2

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

A Hypothetical $10,000 Investment in the Muhlenkamp Fund

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on 12/31/94. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
December 31, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

4

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
December 31, 2004 (Unaudited)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period 7/1/04 - 12/31/04*
Actual	$1,000.00	$1,176.90	$6.24
Hypothetical (5% return before expenses)	1,000.00	1,019.27	5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
December 31, 2004

5

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
December 31, 2004

ASSETS
INVESTMENTS, AT VALUE (Cost $1,309,049,517)	$1,974,647,423
CASH	2,671,021
RECEIVABLE FOR FUND SHARES SOLD	16,628,768
DIVIDENDS RECEIVABLE	1,341,494
OTHER ASSETS	66,319
Total assets	1,995,355,025

LIABILITIES
OPTIONS WRITTEN, AT VALUE	423,300
(Premiums received $186,845)
PAYABLE FOR FUND SHARES REDEEMED	1,273,110
PAYABLE TO ADVISER	1,584,547
ACCRUED EXPENSES AND OTHER LIABILITIES	364,326
Total liabilities	3,645,283
NET ASSETS	$1,991,709,742

NET ASSETS
PAID IN CAPITAL	$1,382,075,912
ACCUMULATED INVESTMENT LOSS	(578,302)
ACCUMULATED NET REALIZED LOSS
ON INVESTMENTS SOLD, AND OPTION
CONTRACTS EXPIRED OR CLOSED	(55,149,319)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	665,597,906
Written options	(236,455)
NET ASSETS	$1,991,709,742

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $.001 par value)	25,221,404
NET ASSET VALUE PER SHARE	$78.97

See notes to financial statements.

6

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign taxes withheld of $1,454)		$16,629,928
Interest		674,637
Other income		29,233
Total investment income		17,333,798

EXPENSES:
Investment advisory fees	$13,423,166
Shareholder servicing and accounting costs	659,793
Reports to shareholders	92,342
Federal & state registration fees	115,688
Custody fees	78,570
Administration fees	709,683
Trustees’ fees and expenses	39,023
Auditor fees	25,120
Legal fees	53,442
Other	54,636
Total operating expenses before expense reductions	15,251,463
Expense reductions (see Note 9)	(32,758)
Total expenses		15,218,705
NET INVESTMENT INCOME		2,115,093
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(13,618,434)
Written options	1,271,499
Net realized loss		(12,346,935)
Change in unrealized appreciation (depreciation) on:
Investments	342,758,837
Written options	72,124
Net unrealized gain		342,830,961
Net realized and unrealized gain on investments		330,484,026
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$332,599,119

See notes to financial statements.

7

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2004	Year Ended December 31, 2003
OPERATIONS:
Net investment income (loss)	$2,115,093	$(349,787)
Net realized loss on investments sold and
option contracts expired or closed	(12,346,935)	(18,174,738)
Change in unrealized appreciation (depreciation)
on investments and written options	342,830,961	343,443,974
Net increase in net assets
resulting from operations	332,599,119	324,919,449
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	854,435,459	539,651,057
Dividends reinvested	2,478,689	—
Cost of shares redeemed	(352,167,523)	(307,223,006)
Net increase in net assets resulting
from capital share transactions	504,746,625	232,428,051
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,670,986)	—
Net decrease in net assets resulting
from distributions to shareholders	(2,670,986)	—
Total increase in net assets	834,674,758	557,347,500
NET ASSETS:
Beginning of year	1,157,034,984	599,687,484
End of year	$1,991,709,742	$1,157,034,984

See notes to financial statements.

8

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2004	2003		2002		2001		2000
NET ASSET VALUE, BEGINNING OF YEAR	$63.51	$42.89		$53.55		$48.98		$41.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.11 (2)	(0.02	)(2)	(0.06	)(1)	(0.11	)(1)	(0.08	)(1)
Net realized and unrealized
gains (losses) on investments	15.46	20.64		(10.60)		4.68		10.28
Total from investment operations	15.57	20.62		(10.66)		4.57		10.20
LESS DISTRIBUTIONS:
From net investment income	(0.11)	—		—		—		—
From net realized gains	—	—		—		—		(2.33)
Total distributions	(0.11)	—		—		—		(2.33)
NET ASSET VALUE, END OF YEAR	$78.97	$63.51		$42.89		$53.55		$48.98

TOTAL RETURN	24.51%	48.07%		(19.92)%		9.33%		25.30%
NET ASSETS, END OF YEAR (in millions)	$1,992	$1,157		$600		$540		$267
RATIO OF OPERATING EXPENSES
TO AVERAGE NET ASSETS(3)	1.14%	1.18%		1.17%		1.17%		1.28%
RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS	0.16%	(0.04)%		(0.10)%		(0.14)%		(0.20)%
PORTFOLIO TURNOVER RATE	7.00%	9.15%		11.17%		10.52%		32.04%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share represents net investment income (loss) for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.
(3)
The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the years ended December 31, 2004, 2003, 2002, 2001 and 2000, were 1.14%, 1.18%, 1.18%, 1.21% and 1.36%, respectively (See Note 9).

BROKER COMMISSIONS (UNAUDITED)

Some people have asked how much the Muhlenkamp Fund pays in commissions:
For the year ended December 31, 2004, the Fund paid $462,392 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal two cent (2¢) per Fund share and would have increased the operating expense ratio from 1.14% to 1.17%.

See notes to financial statements.

9

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
December 31, 2004

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCKS — 95.2%
Automobiles & Components — 5.3%
Harley-Davidson, Inc.	200,000	$12,150,000
Lear Corp.	301,500	18,394,515
Monaco Coach Corp.	172,500	3,548,325
National R.V. Holdings, Inc. (a)	371,650	3,578,989
Thor Industries, Inc.	959,200	35,538,360
Winnebago Industries, Inc.	828,200	32,349,492
		105,559,681
Banks — 1.1%
Washington Mutual, Inc.	511,687	21,634,126
Capital Goods — 4.4%
Eagle Materials, Inc. - Class B	101,332	8,542,288
General Cable Corp. (a)	126,000	1,745,100
Graco, Inc.	206,707	7,720,506
Rush Enterprises, Inc. - Class A (a)	226,605	3,677,799
Rush Enterprises, Inc. - Class B (a)	282,005	4,881,507
Terex Corp. (a)	228,000	10,864,200
The Lamson & Sessions Co. (a)	338,000	3,075,800
Tyco International Ltd. (b)	1,335,600	47,734,344
		88,241,544
Commercial Services & Supplies — 2.3%
Cendant Corp.	1,960,000	45,824,800
Consumer Durables — 11.7%
American Woodmark Corp.	499,200	21,805,056
Masco Corp.	1,050,000	38,356,500
Mohawk Industries, Inc. (a)	440,663	40,210,499
Polaris Industries, Inc.	519,200	35,315,984
Stanley Furniture Co, Inc.	310,900	13,974,955
The Black & Decker Corp.	706,100	62,369,813
Whirlpool Corp.	301,400	20,859,894
		232,892,701
Diversified Financials — 15.6%
Capital One Financial Corp.	650,000	54,736,500
Citigroup, Inc.	1,670,000	80,460,600

See notes to financial statements.

10

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued) December 31, 2004

Name of Issuer or Title of Issue	Shares	Value

Diversified Financials — 15.6% (Continued)
Countrywide Financial Corp.	1,999,998	$74,019,926
Fannie Mae	604,400	43,039,324
Gabelli Asset Management, Inc.	121,600	5,900,032
Merrill Lynch & Co, Inc.	704,000	42,078,080
Metris Cos, Inc. (a)(c)	130,000	1,657,500
Morgan Stanley	143,000	7,939,360
		309,831,322
Energy — 9.5%
Anadarko Petroleum Corp.	395,500	25,632,355
ConocoPhillips	300,000	26,049,000
Devon Energy Corp.	937,700	36,495,284
Dynamic Oil & Gas, Inc. (a)(b)	306,500	885,785
Nabors Industries Ltd. (a)(b)	690,000	35,390,100
Patterson-UTI Energy, Inc.	2,000,000	38,900,000
The Houston Exploration Co. (a)	453,100	25,514,061
		188,866,585
Food Beverage & Tobacco — 2.5%
Altria Group, Inc.	815,280	49,813,608
Footwear — 0.1%
R.G. Barry Corp. (a)	322,200	1,134,144
Health Care Equipment & Services — 2.2%
D&K Healthcare Resources, Inc.	439,000	3,547,120
OCA, Inc. (a)	918,600	5,833,110
UnitedHealth Group, Inc.	400,000	35,212,000
		44,592,230
Homebuilding — 17.0%
Beazer Homes USA, Inc.	226,300	33,087,323
Cavco Industries, Inc. (a)	34,000	1,528,300
Centex Corp.	1,360,000	81,028,800
Meritage Homes Corp. (a)	491,600	55,403,320
NVR, Inc. (a)	125,000	96,175,000
Pulte Homes, Inc.	320,230	20,430,674
Toll Brothers, Inc. (a)	736,900	50,558,709
		338,212,126

See notes to financial statements.

11

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004

Name of Issuer or Title of Issue	Shares	Value

Insurance — 8.7%
American International Group, Inc.	798,800	$52,457,196
Fidelity National Financial, Inc.	1,557,094	71,112,483
The Allstate Corp.	970,000	50,168,400
		173,738,079
Materials — 3.2%
Cemex S.A. de C.V. ADR	1,367,231	49,794,553
Novagold Resources, Inc. (a)(b)	234,700	1,818,925
Texas Industries, Inc.	201,900	12,594,522
		64,208,000
Pharmaceuticals & Biotechnology — 3.6%
Johnson & Johnson	800,000	50,736,000
Marshall Edwards, Inc. (a)	50,000	447,250
Novogen Ltd ADR (a)	81,260	1,794,221
Sanofi-Aventis ADR	466,900	18,699,345
		71,676,816
Software & Services — 0.8%
Computer Associates International, Inc.	66	2,050
eResearch Technology, Inc. (a)	887,400	14,065,290
Opsware, Inc. (a)	256,000	1,879,040
		15,946,380
Technology Hardware & Equipment — 2.1%
Atmel Corp. (a)	1,100,000	4,312,000
ATMI, Inc. (a)	343,900	7,748,067
Intel Corp.	16,000	374,240
International Business Machines Corp.	140,000	13,801,200
MasTec, Inc. (a)	661,700	6,689,787
Photon Dynamics, Inc. (a)	373,700	9,073,436
		41,998,730
Telecommunications Services — 2.7%
Leap Wireless International, Inc. (a)	200,000	5,400,000
Nextel Communications, Inc. (a)	738,039	22,141,170
Telefonos de Mexico SA de CV ADR	100,000	3,832,000
UTstarcom, Inc. (a)	986,100	21,842,115
		53,215,285

See notes to financial statements.

12

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004

Name of Issuer or Title of Issue	Shares	Value

Utilities — 2.4%
Calpine Corp. (a)	3,312,100	$13,049,674
Dynegy, Inc. - Class A (a)	520,000	2,402,400
El Paso Corp.	791,450	8,231,080
Exelon Corp.	200,000	8,814,000
PPL Corp.	300,000	15,984,000
		48,481,154
Total Common Stocks (Cost $1,230,269,405)		1,895,867,311

Name of Issuer or Title of Issue	Principal Amount	Value

SHORT TERM INVESTMENT — 3.9%
Citigroup, Inc.
2.00%, due 01/03/2005	$78,788,000	78,780,112
Total Short-Term Investment (Cost $78,780,112)		78,780,112
TOTAL INVESTMENTS
(Cost $1,309,049,517) — 99.1%		1,974,647,423
Other Assets in Excess of Liabilities — 0.9%		17,062,319
TOTAL NET ASSETS — 100.0%		$1,991,709,742

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS — 0.0%
Metris Cos, Inc.
Expiration January 2005, Exercise Price $7.50	830	$423,300
WRITTEN PUT OPTIONS — 0.0%
Metris Cos, Inc.
Expiration January 2005, Exercise Price $7.50	830	—
Total Written Options (Premiums received $186,845)		423,300
Total Options Written
(Premiums received $186,845) — 0.0%		$423,300

ADR	American Depository Receipt
(a)	Non income producing.
(b)	Foreign company.
(c)	Shares are held to cover all or a portion of a corresponding written option contract.

See notes to financial statements.

13

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS
Year Ended December 31, 2004

1.    ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund will manage its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements follows.

a.	Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share

14

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2004

price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair valued of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

b.	Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities.

c.	Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

d.	Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

e.	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

15

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2004

f.	Options Transactions — The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Co., Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. The fee is computed and accrued daily based on the net asset value at the close of business and is equal to 1% per annum. Effective January 1, 2005, the Adviser will charge a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.9% per annum on Fund assets in excess of $1 billion. Under terms of the advisory agreement, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be paid by the Adviser. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

16

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2004

4.	LINE OF CREDIT
The Fund has established a line of credit agreement (“LOC”) with a national banking association, which expires April 30, 2005, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $45 million cap on the total LOC. At December 31, 2004, there were no borrowings by the Muhlenkamp Fund outstanding under the LOC.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2004	Year Ended December 31, 2003
Shares outstanding, beginning of year	18,219,163	13,982,197
Shares sold	12,331,157	10,224,387
Shares reinvested	31,697	—
Shares redeemed	(5,360,607)	(5,987,421)
Shares outstanding, end of year	25,221,404	18,219,163

6.    OPTION CONTRACTS WRITTEN
The number of option contracts written and the premiums received by the Muhlenkamp Fund during the year ended December 31, 2004, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	3,967	$672,651
Options written	25,660	3,070,315
Options exercised	(15,247)	(2,284,622)
Options expired	(12,720)	(1,271,499)
Options outstanding, end of year	1,660	$186,845

7.    INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2004 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$0	$563,736,933	$0	$91,976,105

8.    FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2004, the Fund had capital loss carryovers as follows:

17

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2004

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration
$ 3,833,114	12/31/2009
17,656,856	12/31/2010
18,459,729	12/31/2011
12,339,605	12/31/2012
$52,289,304

*    Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$1,312,319,500

Gross tax unrealized appreciation	725,676,098
Gross tax unrealized depreciation	(63,348,175)
Net tax unrealized appreciation	$662,327,923

Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated losses	$(52,115,791)
Total accumulated earnings	$610,212,132

The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 29, 2004, a distribution of $.11 per share was declared. The dividend was paid on December 29, 2004 to shareholders of record on December 28, 2004.

The tax character of distributions paid were as follows:

	Year Ended December 31, 2004	Year Ended December 31, 2003
Ordinary income	$2,670,986	—

18

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2004

9.	EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the year ended December 31, 2004, the Fund’s expenses were reduced $32,758 by utilizing minimum account maintenance fees, resulting in a decrease in the expenses being charged to shareholders.

10.	REDEMPTION FEE
Effective April 1, 2005, those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee. Please see the Prospectus for more information.

11.	GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

19

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Muhlenkamp Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muhlenkamp Fund (constituting the Wexford Trust hereafter referred to as the “Fund”) at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 7, 2005

20

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
Year Ended December 31, 2004

1.	QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ending December 31, 2004 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

2.	CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ending December 31, 2004 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

3.	INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the Funds’ website at www.muhlenkamp.com, and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

4.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended September 30, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

TRUSTEES AND OFFICERS
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Alfred E. Kraft 202 Fan Hollow Road Uniontown, PA 15401 Age: 67	Trustee	Indefinite Term; Served as Trustee from 1998 to present	An independent management consultant from 1986 to present.	1	None
Terrence McElligott 4103 Penn Avenue Pittsburgh, PA 15224 Age: 57	Trustee	Indefinite Term; Served as Trustee from 1998 to present	President of West Penn Brush & Supply, Inc., a wholesale industrial brush sales company, from 1979 to present.	1	None

Interested Trustees and Officers:

Ronald H. Muhlenkamp Muhlenkamp & Company, Inc. 3000 Stonewood Drive, Suite 310 Wexford, PA 15090 Age: 61	President, Trustee	Indefinite Term; Served as President and Trustee from 1987 to present	President and Director of Muhlenkamp & Company, Inc., investment adviser to the Fund, from 1987 to present.	1	None

James S. Head Muhlenkamp & Company, Inc. 3000 Stonewood Drive, Suite 310 Wexford, PA 15090 Age: 59	Vice President, Treasurer	Indefinite Term; Served as Vice President and Treasurer from 1999 to present	Executive Vice President of Muhlenkamp & Company, Inc., investment adviser to the Fund, from 1999 to present; Branch Manager, Parker/Hunter Inc., a securities brokerage firm from 1995 to 1999.	N/A	None
John H. Kunkle, III Muhlenkamp & Company, Inc. 3000 Stonewood Drive, Suite 310 Wexford, PA 15090 Age: 42	Vice President	Indefinite Term; Served as Vice President from 1999 to present	Portfolio analyst with Muhlenkamp & Company, Inc., investment adviser to the Fund, from 1992 to present.	N/A	None
Jean Leister Muhlenkamp & Company, Inc. 3000 Stonewood Drive, Suite 310 Wexford, PA 15090 Age: 57	Secretary	Indefinite Term; Served as Secretary from 1992 to present	Executive Assistant with Muhlenkamp & Company, Inc., investment adviser to the Fund, from 1987 to present.	N/A	None

Additional information about the Fund’s trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-860-3863.

22

(This Page Intentionally Left Blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 E. Wisconsin Avenue
Milwaukee, WI 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were N/A. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2004	FYE 12/31/2003
Audit Fees	19,200	17,850
Audit-Related Fees	0	0
Tax Fees	5,800	5,500
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2004	FYE 12/31/2003
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Incorporated by reference to the Registrant’s Form N-CSR filed March 8, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title) /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date 3/3/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date 3/3/2005

By (Signature and Title) /s/ James S. Head
James S. Head, Treasurer

Date 3/3/2005